Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 28, 2012
Document And Entity Information
Entity Registrant Name	Frozen Food Gift Group, Inc
Entity Central Index Key	0001486526
Document Type	S-1
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 100,562
Entity Common Stock, Shares Outstanding		121,574,774
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011